1. Nature of Operations	12 Months Ended
Dec. 31, 2011
Organization, Consolidation and Presentation of Financial Statements [Abstract]
1. Nature of Operations

Clean Wind Energy Tower, Inc. (the “Company”, “we”, “us”, “our”) (formerly known as Superior Silver Mines, Inc.) was incorporated in the State of Idaho on January 22, 1962 as Superior Mines Company and then changed its name to Superior Silver Mines, Inc. The Company reincorporated as a Nevada corporation on December 27, 2010. The Company has been dormant for a number of years, and has no known mineral reserves.

On December 29, 2010, pursuant to an Agreement and Plan of Merger, dated December 29, 2010 (the “Merger Agreement”), the Company consummated a reverse merger (the “Merger”) with Clean Wind Energy, Inc., a corporation formed under the laws of the State of Delaware on July 26, 2010 (“Clean Wind Energy”). In connection with the Merger, the Company issued to the stockholders of Clean Wind Energy in exchange for their Clean Wind Energy Common Stock, the right to receive an aggregate of 300,000,000 shares of the Company’s Common Stock. The Merger was accounted for as a “reverse merger”, since the stockholders of Clean Wind Energy owned a majority of the Company’s common stock immediately following the transaction and their management has assumed operational, management and governance control.

For accounting purposes, Clean Wind Energy was the surviving entity. The transaction was accounted for as a recapitalization of Clean Wind Energy pursuant to which Clean Wind Energy was treated as the surviving and continuing entity although the Company is the legal acquirer rather than a reverse acquisition. The Company did not recognize goodwill or any intangible assets in connection with this transaction. Accordingly, the Company’s historical financial statements are those of Clean Wind Energy immediately following the consummation of the reverse merger.

On January 21, 2011, the Company changed its name to Clean Wind Energy Tower, Inc. In addition, effective January 24, 2011, the Company’s quotation symbol on the Over-the-Counter Bulletin Board was changed from SSVM.OB to CWET.OB.

Until the consummation of the Merger, the Company’s purpose was to seek, investigate and, if such investigation warranted, acquire an interest in business opportunities presented to it by persons or firms who, or which, desire to seek the perceived advantages of a publicly registered corporation. Because the Company had no operations and only nominal assets until the Merger, it was considered a shell company under rules promulgated by the U.S. Securities and Exchange Commission.